Revenue Recognition - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 297,610	$ 261,247	$ 229,141
Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenues	$ 182,806	$ 163,920	$ 163,681
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	61.00%	63.00%	71.00%
EMEA
Disaggregation of Revenue [Line Items]
Revenues	$ 80,547	$ 71,443	$ 44,850
EMEA | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	27.00%	27.00%	20.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenues	$ 16,699	$ 12,005	$ 7,416
Asia Pacific | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%	5.00%	3.00%
Israel
Disaggregation of Revenue [Line Items]
Revenues	$ 1,300	$ 3,300	$ 2,400
Americas
Disaggregation of Revenue [Line Items]
Revenues	$ 17,558	$ 13,879	$ 13,194
Americas | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%	5.00%	6.00%